Inventories Schedule of Inventories (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 1,084	$ 1,129
Work-in-process	369	398
Finished goods	924	950
Inventories	$ 2,377	$ 2,477